SEMIANNUAL REPORT




INVESCO GLOBAL HEALTH SCIENCES FUND




APRIL 30, 2001




[INVESCO ICON] INVESCO FUNDS(R)

A Member of the AMVESCAP Group

TABLE OF CONTENTS



LETTER FROM THE CHAIRMAN ...............1

REVIEW & OUTLOOK .......................4

INVESTMENT HOLDINGS ....................9

FINANCIAL STATEMENTS ...................15

NOTES TO FINANCIAL STATEMENTS ..........19

FINANCIAL HIGHLIGHTS ...................25

OTHER INFORMATION ......................26

                            INVESCO GLOBAL HEALTH SCIENCES FUND

                             For the 6 Months              For the 12 Months Ended 10/31
                              Ended 4/30/2001     2000         1999      1998       1997     1996
---------------------------------------------------------------------------------------------------


Net Asset Value--
   Total Return(1)                (29.08%)(2)     52.72%       4.90%    20.74%      18.60%   20.10%
Share Price--Total Return(1)      (17.44%)(2)     40.75%       4.74%    40.29%      32.98%   15.25%
Total Distributions                   $3.4426    $2.4086     $4.0846   $3.9248     $4.4727    $0.00

Total Net Assets--
   End of Period (000)                 $614.3     $938.5      $678.0    $586.3      $526.2   $455.8
Ratio of Expenses
  to Average Net Assets          0.60%(2),(3)   1.16%(3)    1.20%(3)  1.21%(3)    1.22%(3)    1.21%
Portfolio Turnover Rate                88%(2)       196%        129%       87%        145%      91%

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.
(2) BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT REPRESENTATIVE OF A FULL YEAR.
(3) RATIO IS BASED ON TOTAL EXPENSES OF THE FUND, WHICH IS BEFORE ANY EXPENSE OFFSET ARRANGEMENTS.

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDER

     As you know, the last six months have been challenging for equity investors, with the Nasdaq Composite Index suffering an historic decline while other major indexes traded lower amid heightened volatility. Weighing on share prices were concerns over a slowing economy, lackluster corporate earnings, and a capital spending slowdown in the technology sector. While New Economy shares were hit hardest, the market correction left few places for investors to hide.

     This sell-off had mixed implications for the health sciences sector. On a positive note, the resulting defensive rotation rewarded traditional pharmaceutical companies prized for their steady earnings growth and ability to weather economic cycles. But biotechnology shares were overshadowed by the steep sell-off in the Nasdaq. This correction took its heaviest toll on more speculative biotech companies that have yet to generate revenues, but also affected profitable, product-driven players that have successfully marketed compounds.

LOWER INTEREST RATES FAIL TO STAVE OFF CORRECTION
The Federal Reserve responded to evidence of a weakening economy by lowering interest rates four times in the first four months of 2001, beginning with a surprise 50 basis point inter-meeting rate cut in early January. This move triggered a short-lived resurgence in growth shares, including biotech stocks, but the market's defensive rotation quickly resumed as earnings fears again took center stage.

     Even subsequent rate cuts in late January and March did little to temper this shift as more companies guided down their business projections. Moreover, the rotation -- which initially benefited more defensive health care stocks --broadened in March, to become a widespread sell-off that left few market segments unscathed. Fears of a widespread economic downturn even led investors to punish high valuation shares in leading drug companies that continued to report solid fundamentals and stable earnings growth.

     Unfortunately, this deepening sell-off took a toll on a wide range of the fund's largest holdings, hindering our relative performance. For the six months ended April 30, 2001, the fund declined 17.44%, based on market price, and 29.08%, based on NAV. This return underperformed a 12.06% drop in the S&P 500 Index, as well as a 1.31% decline in the Dow Jones Industrial Average. But the fund outperformed a sharp 37.20% plunge in the Nasdaq Composite during the period. (Of course, past performance is not a guarantee of future results).(1),(2)

LINE GRAPH: INVESCO GLOBAL HEALTH SCIENCES FUND
            MONTHLY DISCOUNT/PREMIUM 1/31/96 - 4/30/01

This line graph illustrates the monthly discount/premium for INVESCO Global Health Sciences Fund for the period 1/31/96 to 4/30/01.


1/31/96                 -15.46
4/30/96                 -22.85
7/31/96                 -23.08
10/31/96                -24.61
1/31/97                 -20.01
4/30/97                 -17.40
7/31/97                 -20.00
10/31/97                -18.99
1/30/98                 - 7.77
4/30/98                 - 6.19
7/31/98                 - 8.11
10/30/98                - 7.50
1/29/99                 - 7.81
4/30/99                 -10.76
7/30/99                 -12.31
10/29/99                - 8.83
1/31/00                 -17.12
4/28/00                 -12.67
7/31/00                 -15.56
10/31/00                -17.82
1/31/01                 - 3.85
4/30/01                 - 5.71

MARKET CORRECTION CREATES OPPORTUNITIES
While we were disappointed with our results during this difficult period, it does not change our view on long-term growth prospects in the health sciences sector. If anything, it has offered our management team the opportunity to add to some of their favorite holdings, taking advantage of attractive prices. Relying on rigorous, hands-on analysis and a careful attention to company fundamentals, Tom Wald and the rest of the Global Health Sciences team have been able to identify high-quality companies at prices that they believe do not fully reflect underlying potential. This strategy proved beneficial as many of these holdings rebounded strongly in April to benefit fund performance.

     We welcomed the April resurgence in growth shares, which was spurred in part by the Fed's fourth interest rate reduction of the year. While the market appears to have bottomed, we caution that economic growth and corporate earnings could remain sluggish over the next few quarters, keeping equity prices volatile. Nonetheless, we remain optimistic about the long-term outlook for the economy. While it typically takes six to nine months for Fed rate cuts to stimulate economic growth, the central bank's aggressive credit easing bodes well for improved market conditions later this year and into 2002.

     Moreover, we remain upbeat about the long-term opportunities offered by the global health care market. Every day, life sciences companies are making new discoveries that will advance the frontiers of modern medicine -- extending and enhancing people's lives. At the same time, aging populations around the world are demanding more treatments, while spending more of their income on medications and medical technology. The result promises to be explosive growth potential that extends over the next three to four decades.

INVESCO GLOBAL HEALTH SCIENCES FUND NOW OPEN-END
As you know, the shareholders of INVESCO Global Health Sciences Fund recently voted to reorganize the portfolio as an open-end fund. The name of the fund has also been changed to Advantage Global Health Sciences Fund.

     The open-end Advantage Global Health Sciences Fund is part of INVESCO Counselor Series Funds, Inc. This Counselor Series offers traditional A, B and C share pricing for new investors, and is sold primarily through broker-dealers. Existing Global Health Sciences shares have been converted to load-waived Class A shares. The next fund commentary will be included in the annual report for INVESCO Counselor Series Funds, Inc., which will cover the 10 months ended August 31, 2001. This report will be mailed out in October.

     The fund continues to pursue capital appreciation by investing in equity and related securities of health care companies around the world. Moreover, Tom Wald and his team of health care analysts, including Andy Summers, John Machock, and Francisco Salva, INVESCO Funds' Director of Private Placements, will still manage the fund. This team selects holdings from, but not limited to, the pharmaceutical, biotechnology, medical devices, and medical services industries, seeking returns that exceed those of the broader stock market. We are confident that the fund's new cost structure will work to shareholders' benefit, enhancing the return opportunities provided by our investment mandate and our bottom-up approach to stock selection.

Sincerely,



/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL AMOUNT MAY VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF LARGE-CAP STOCKS, AND THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY INDEX.

[PHOTOGRAPH OF THOMAS R. WALD OMITTED]

A REPORT FROM THE MANAGER

REVIEW & OUTLOOK

Performance of health care stocks has been volatile over the past six months as investors weighed the relative appeal of pharmaceutical and biotechnology shares against a backdrop of slowing economic growth, weakening corporate earnings, and falling interest rates. While most of the profit warnings came from the technology and telecommunications industries, these disappointments cast a shadow over a wide array of New Economy stocks, including biotechnology shares. The result was a sharp fourth quarter sell-off in the Nasdaq Composite Index that deepened in the first three months of 2001. At the same time, investors rotated into more defensive shares, including pharmaceutical stocks prized for their earnings stability.

BIOTECH SHARES PRESSURED BY NASDAQ SELL-OFF
The market's defensive rotation took a heavy toll on the fund's biotechnology shares, hindering our performance. This correction affected more speculative biotechnology plays, as well as the profitable, product-driven companies we focus on.

While this indiscriminate sell-off did not weaken our confidence in the companies we own, we recognized that market uncertainty could keep biotechnology shares volatile in the near-term. For this reason, we adopted a more defensive positioning as we started the New Year, increasing our exposure to leading drug stocks that have traditionally benefited from periods of economic uncertainty. After all, consumers typically spend money on pharmaceuticals even during economic slowdowns, and the product pipelines and Patents carried by these firms afford them a relatively high degree of earnings predictability.

BAR CHART:  MATURATION OF THE BIOTECH PIPELINES
            Biotech Therapeutic Products Approved or Likely to be Approved

This bar chart illustrates the number of biotech products approved or likely to be approved for the period of 1982 to 2001.

                        NUMBER OF PRODUCTS
1982                    1
1983                    0
1984                    0
1985                    1
1986                    4
1987                    2
1988                    3
1989                    3
1990                    4
1991                    4
1992                    4
1993                    6
1994                    7
1995                    10
1996                    22
1997                    23
1998                    22
1999                    9
2000                    15
2001                    21

PIE CHART:  PORTFOLIO HOLDINGS
            % OF TOTAL NET ASSETS
            AS OF 4/30/01

            [PIE CHART]

            Biotechnology ......................28.15%

            Health Care Delivery ...............2.15%

            Medical Devices and Supplies .......14.47%

            Pharmaceuticals ....................40.46%

            Short-Term .........................10.53%

            Other ..............................4.24%



DRUG STOCKS OFFER EARNINGS STABILITY
One of our top-performing pharmaceutical stocks during the period was Pfizer Inc, the world's fastest-growing drug company. Having successfully integrated its merger with Warner-Lambert, Pfizer capitalizes on one of the industry's strongest lineups of blockbuster drugs, including Viagra, cholesterol-lowering agent Lipitor, anti-depressant Zoloft and top-selling antibiotic Zithromax. It also benefits from an impressive pipeline of new products under development, including treatments for schizophrenia, migraine headaches and diabetes.

We have also focused on promising specialty pharmaceutical companies, which typically target a particular market segment or specialize in generic versions of popular medications. King Pharmaceuticals, one of our top performers for the period, has enjoyed tremendous success with its cardiovascular drug Altace, which it markets jointly with American Home Products. Earlier this year, the FDA awarded Altace an improved label affirming its effectiveness preventing heart attacks. Backed by the success of its new products, King has revised up its 2001 revenue and earnings projections.

Our drug shares initially benefited from the market's defensive rotation, helping to offset the pressure on our biotech holdings. By March, however, it became apparent that no market segment would escape the broadening sell-off, which even affected high-quality names in traditionally defensive sectors such as pharmaceuticals. It is important to note that these price declines reflected profit-taking, rather than any deterioration in these companies' fundamentals.

BIOTECHS BOUNCE BACK
On a positive note, the market correction provided us an opportunity to buy additional shares in our favorite companies at reduced valuations. Consequently, we began to add back to our biotech weighting in the first quarter, targeting companies with products either already on the market or in late-stage trials.

Among our favorite names in this space are Genentech Inc, which markets drugs for heart attacks and asthma, and Protein Design Labs, which develops monoclonal antibodies that are used to prevent and treat a variety of diseases. We also focused on so-called "pick and shovel" providers, such as Waters Corp, that supply the research and sequencing technologies to support the ongoing unraveling of the human genetic code.

Moreover, we continued to find opportunities within the medical technology arena. One standout was Baxter Laboratories, a leading manufacturer of devices used in dialysis. The company has also enjoyed robust sales of its vaccines and genetically engineered blood-clotting agent, Recombinant Factor VIII, used to treat hemophilia patients.

LINE GRAPH: INVESCO GLOBAL HEALTH SCIENCES  FUND

This line graph compares the value of a $10,000 investment in INVESCO Global Health Sciences Fund's share price and net asset value to the value of a $10,000 investment in the S&P Health Care Sector Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended April 30, 2001.

           INVESCO Global Health Sciences Fund -
           Net Asset Value          Share Price     S&P Health Care Sector Index
4/91       $10,000                  $10,000         $10,000
4/92       $ 9,098                  $ 8,182         $ 9,263
4/93       $ 7,989                  $ 6,823         $ 7,874
4/94       $ 8,923                  $ 6,783         $ 7,537
4/95       $10,580                  $ 7,800         $10,576
4/96       $17,677                  $12,548         $14,901
4/97       $16,901                  $13,286         $20,010
4/98       $22,667                  $20,659         $30,406
4/99       $25,117                  $22,530         $35,863
4/00       $26,209                  $23,394         $36,459
4/01       $26,503                  $26,166         $39,882

At the same time, the fund remained underweight in the medical services area, particularly in HMOs, which have seen their pricing power with corporations eroded by the weakening employment market.

PRIVATE PLACEMENT OPPORTUNITIES
A key differentiator for the fund has been its success in investing in private equity. The fund's ability to invest up to 25% of its assets in private placements or restricted securities has allowed us to capitalize on the growth potential of promising young health care companies. We have not only benefited from the evolution of these companies as they grow, but also from their revaluation as they move from the private to the public sector.

Since our last report, we have participated in a number of private placement opportunities:

o CELLOMICS INC has innovated the use of fluorescence imaging with advances in cell biology, bioinformatics and robotics. The company empowers drug discovery groups with the ability to rapidly identify drug candidates and narrow their analysis to those that are most likely to succeed through clinical trials.

o LOCUS DISCOVERY INC is a biopharmaceutical company specializing in drug discovery using a novel supercomputer-based computational approach for rapidly designing small molecule therapeutic compounds for protein targets.

o DEXCOM INC develops innovative continuous blood glucose measurement devices for people with diabetes.

o SYRRX INC is a biotechnology company that is the technological leader in the field of structural proteomics, the process of generating protein structures from genetic information. The company uses its proprietary technologies to rapidly generate protein structures and then uses these structures to discover new drugs.

o NEOTHERMIA CORP specializes in developing technology for minimally invasive biopsy and therapy for small lesions.

Since our last report, we also made a private investment in public equity (PIPE) deal in:

o ABGENIX INC, a company that specializes in developing pharmaceutical products for inflammatory and autoimmune disorders, transplant-related diseases, and cancer.

Private placements remain a core component of the fund's holdings. Depending on market conditions, we will maintain 15% to 20% of the portfolio's assets invested in private placements.

OUTLOOK FOR HEALTH CARE STOCKS REMAINS  PROMISING
We remain optimistic about the long-term prospects for the health care sector. Demographic forces continue to drive demand for new treatments, and companies across the industry are stepping forward to develop new drugs and technologies to meet this demand. We will remain on the lookout for opportunities to increase our exposure to the biotechnology sub-sector, which we believe offers the most promising long-term growth potential in the health sciences universe. At the same time, we will maintain core positions in leading pharmaceutical stocks that provide us with solid growth potential, as well as a defensive cushion against near-term market volatility.

Sincerely,


/s/ Thomas R. Wald
------------------
Thomas R. Wald
Vice President

FUND MANAGEMENT

THOMAS R. WALD, CFA
GLOBAL HEALTH SCIENCES FUND

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM THE UNIVERSITY OF PENNSYLVANIA. HE IS ALSO A CHARTERED FINANCIAL ANALYST.

STATEMENT OF INVESTMENT SECURITIES
INVESCO GLOBAL HEALTH SCIENCES FUND
APRIL 30, 2001
UNAUDITED

                                                                    COUNTRY        SHARES OR
                                                                    CODE IF        PRINCIPAL
%      DESCRIPTION                                                   NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
100.00 INVESTMENT SECURITIES HELD
78.79  COMMON STOCKS & WARRANTS
24.42  BIOTECHNOLOGY
       Abgenix Inc(a)                                                                276,000  $  10,350,000
       Amgen Inc(a)                                                                  243,700     14,899,818
       Collateral Therapeutics(a)                                                    100,000        813,000
       Ecogen Technologies I(a)(b)(f)                                                     60              1
       Genentech Inc(a)(d)                                                           493,100     25,887,750
       Genomica Corp(a)(b)                                                         2,574,424     10,580,883
       Genomica Corp Warrants (Exp 2003)(a)(b)                                        25,173         49,087
       Human Genome Sciences(a)                                                      112,400      7,219,452
       IDEC Pharmaceuticals(a)                                                       555,700     27,340,440
       Medarex Inc(a)                                                                227,820      5,447,176
       MedClone Trust(a)(c)(f)                                                       216,608              0
       MedImmune Inc(a)                                                              559,500     21,904,425
       Millennium Pharmaceuticals(a)                                                 240,580      8,949,576
       Protein Design Labs(a)                                                        156,940     10,083,395
       Xenometrix Inc(a)(b)(f)                                                       215,485        106,665
===========================================================================================================
                                                                                                143,631,668
0.87   HEALTH CARE DELIVERY
       Cybear Group(a)                                                               378,496        113,549
       First Health Group(a)                                                          42,900      2,220,075
       HCA-Healthcare Co                                                              72,800      2,817,360
===========================================================================================================
                                                                                                  5,150,984
11.25  MEDICAL DEVICES & SUPPLIES
       Abbott Laboratories                                                           250,800     11,632,104
       AeroGen Inc(a)                                                                 13,400         49,312
       AeroGen Inc(a)(f)                                                             677,248      2,243,045
       Baxter International                                                          176,100     16,051,515
       Becton Dickinson & Co                                                         185,500      6,000,925
       Orchid Biosciences(a)                                                         556,555      2,537,891
       Orchid Biosciences Warrants (Exp 2004)(a)                                     179,910        595,502
       St Jude Medical(a)                                                            247,300     14,157,925
       Third Wave Technologies(a)(f)                                                 284,400      1,269,135
                                                                    COUNTRY        SHARES OR
                                                                    CODE IF        PRINCIPAL
%      DESCRIPTION                                                   NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
       Waters Corp(a)                                                                222,600  $  11,619,720
===========================================================================================================
                                                                                                 66,157,074
42.25  PHARMACEUTICALS
       Allergan Inc                                                                  121,900      9,264,400
       AmeriSource Health Class A Shrs(a)                                            327,600     17,690,400
       AstraZeneca Group PLC Sponsored ADR
         Representing Ord Shrs                                                       392,600     18,656,352
       Aventis SA Sponsored ADR Representing Ord Shrs                                261,400     20,101,660
       Bergen Brunswig Class A Shrs                                                  592,600     10,844,580
       Bristol-Myers Squibb                                                          284,000     15,904,000
       Forest Laboratories(a)                                                        206,100     12,603,015
       Fujisawa Pharmaceutical Ltd                                       JA           28,100        569,802
       GlaxoSmithKline PLC Sponsored ADR
         Representing 2 Ord Shrs(a)                                                    7,852        420,632
       Johnson & Johnson                                                             137,000     13,217,760
       King Pharmaceuticals(a)                                                        86,600      3,648,458
       Merck & Co                                                                    247,700     18,817,769
       Novartis AG Sponsored ADR Representing
         1/40 Registered Shr                                                         480,300     18,803,745
       Pfizer Inc                                                                    768,300     33,267,390
       Pharmacia Corp(d)                                                             597,393     31,219,758
       Sanofi-Synthelabo SA                                              FR           67,300      4,033,569
       Takeda Chemical Industries Ltd                                    JA           13,100        632,015
       Teva Pharmaceutical Industries Ltd Sponsored
         ADR Representing Ord Shrs                                                   345,640     18,820,098
===========================================================================================================
                                                                                                248,515,403
       TOTAL COMMON STOCKS & WARRANTS (COST $468,413,607)                                       463,455,129
===========================================================================================================
10.21  PREFERRED STOCKS & WARRANTS
4.98   BIOTECHNOLOGY
       Athersys Inc, Conv Pfd, Class F Shrs(a)(f)                                    416,667      5,000,000
       Cellomics Inc, Pfd, Series C Shrs(a)(f)                                       383,982      6,999,992
       DoubleTwist Inc, Pfd, Series D Shrs(a)(f)                                   2,657,807      4,000,000
       GenoPlex Inc
         Pfd, Series A Shrs(a)(b)(f)                                                 610,520        610,521
         Warrants (Warrants to purchase Pfd
           Series A Shrs, Exp 2003)(a)(b)(c)(f)                                       60,000              0
       Ingenex Inc, Conv Pfd, Series B Shrs(a)(f)                                    103,055         62,864
       Locus Discovery, Pfd, Series C Shrs(a)(b)(f)                                2,000,000      4,500,000
       MedClone Inc, Conv Pfd, Series G Shrs(a)(f)                                   872,096        113,372
       Structural Bioinformatics, Pfd, Series D Shrs(a)(f)                           650,407      4,000,003
       Syrrx Inc, Pfd, Series C Shrs(a)(f)                                           615,385      4,000,003
===========================================================================================================
                                                                                                 29,286,755
                                                                    COUNTRY        SHARES OR
                                                                    CODE IF        PRINCIPAL
%      DESCRIPTION                                                   NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
1.37   HEALTH CARE DELIVERY
       Caresoft Inc
         Conv Pfd, Series C Shrs(a)(b)(f)                                          1,182,107  $   2,553,352
         Pfd, Series A Shrs(a)(b)(f)                                               1,627,102      3,514,541
         Pfd, Series B Shrs(a)(b)(f)                                                 238,640        515,463
         Warrants (Warrants to purchase Pfd
           Series A Shrs, Exp 2004)(a)(b)(f)                                         118,920             59
         Warrants (Warrants to purchase Pfd
           Series C Shrs, Exp 2004)(a)(b)(c)(f)                                      314,960              0
       Physiome Sciences, Pfd, Series B Shrs(a)(b)(f)                                909,090      1,499,999
===========================================================================================================
                                                                                                  8,083,414
3.86   MEDICAL DEVICES & SUPPLIES
       Adeza Biomedical, Conv Pfd, Series II Shrs(a)(f)                              416,666      1,216,665
       AFx Inc
         Pfd, Series F Shrs(a)(b)(f)                                               1,500,000      3,000,000
         Warrants (Warrants to purchase Pfd
           Series F Shrs, Exp 2001)(a)(b)(f)                                       1,000,000          1,000
       Dexcom Inc, Pfd, Series B Shrs(a)(f)                                          694,444      1,000,000
       Instrumentation Metrics, Conv Pfd, Series C Shrs(a)(b)(f)                     586,748      5,934,956
       InterVentional Technologies, Conv Pfd, Series F Shrs(a)(f)                    250,000      1,375,000
       Janus Biomedical, Conv Pfd, Series A Shrs(a)(f)                               400,000              1
       Masimo Corp, Pfd
         Conv, Series F Shrs (a)(f)                                                   15,909        174,999
         Series C Shrs(a)(f)                                                         125,000      1,000,000
       NeoThermia Corp, Pfd, Series C Shrs(a)(b)(f)                                2,439,026      2,000,001
       Optimize Inc, Pfd, Series C Shrs(a)(b)(f)                                   2,631,579      7,000,000
===========================================================================================================
                                                                                                 22,702,622
       TOTAL PREFERRED STOCKS & WARRANTS (COST $62,317,418)                                      60,072,791
===========================================================================================================
11.00  SHORT-TERM INVESTMENTS
0.13   CORPORATE BONDS
0.13   HEALTH CARE DELIVERY
       Caresoft Inc, Secured Conv Sub Bridge Notes, 8.000%(e)
         7/2/2001(b)(f) (Cost $750,000)                                         $    750,000        750,000
===========================================================================================================
5.10   COMMERCIAL PAPER
5.10   CONSUMER FINANCE
       American Express Credit, 4.580%, 5/3/2001
         (Cost $30,000,000)                                                     $ 30,000,000     30,000,000
===========================================================================================================
2.55   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market
         Reserve Fund, 4.623% (Cost $15,006,381)                                  15,006,381     15,006,381
===========================================================================================================

                                                                    COUNTRY        SHARES OR
                                                                    CODE IF        PRINCIPAL
%      DESCRIPTION                                                   NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
3.22   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         4/30/2001 due 5/1/2001 at 4.450%, repurchased
         at $18,940,341 (Collateralized by US Treasury
         Inflationary Index Notes, due 1/15/2007 at 3.375%,
         value $19,450,746)(Cost $18,938,000)                                   $ 18,938,000  $  18,938,000
===========================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (Cost $64,694,381)                                           64,694,381
===========================================================================================================
100.00 TOTAL INVESTMENT SECURITIES HELD AT VALUE
       (Cost $595,425,406)
       (Cost for Income Tax Purposes $601,994,002)                                            $ 588,222,301
===========================================================================================================

(a)   Security is non-income producing.
(b)   Security is an affiliated company (See Notes).
(c)   Security has no market value at April 30, 2001.
(d)   Security has been designated as collateral for Short Sales.
(e)   Rate is subject to change. Rate shown reflects current rate.
(f)   The following are restricted securities at April 30, 2001:

SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES

                                             ACQUISITION    ACQUISITION                      FAIR VALUE AS A
DESCRIPTION                                      DATE(S)           COST     FAIR VALUE        %OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Adeza Biomedical, Conv Pfd, Series II Shrs      12/21/94    $   999,998  $   1,216,665                 0.20%
AeroGen Inc(a)                                  8/25/98-
                                                  7/6/00      3,999,996      2,243,045                  0.37
AFx Inc
  Pfd, Series F Shrs                             8/14/98      3,000,000      3,000,000                  0.49
  Warrants (Warrants to purchase Pfd
   Series F Shrs, Exp 2001)                      8/14/98          1,000          1,000                  0.00
Athersys Inc, Conv Pfd, Series F Shrs            4/17/00      5,000,000      5,000,000                  0.81
Caresoft Inc
  Secured Conv Sub Bridge Notes                 3/14/01-
   8.000%, 7/2/2001                              4/30/01        750,000        750,000                  0.12
  Conv Pfd, Series C Shrs                         5/8/00      3,002,552      2,553,352                  0.42
  Pfd, Series A Shrs                            7/21/97-
                                                 12/3/99      1,986,251      3,514,541                  0.57
  Pfd, Series B Shrs                             2/25/99        507,080        515,463                  0.08
  Warrants (Warrants to purchase Pfd
   Series A Shrs, Exp 2004)                      2/25/99             59             59                  0.00
  Warrants (Warrants to purchase Pfd
   Series C Shrs, Exp 2004)                       5/8/00              0              0                  0.00
Cellomics Inc, Pfd, Series C Shrs                10/2/00      6,999,992      6,999,992                  1.14
Dexcom Inc, Pfd, Series B Shrs                  12/20/00      1,000,000      1,000,000                  0.16
DoubleTwist Inc, Pfd, Series D Shrs              2/18/00      4,000,000      4,000,000                  0.65

SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES (CONTINUED)

                                             ACQUISITION    ACQUISITION                      FAIR VALUE AS A
DESCRIPTION                                      DATE(S)           COST     FAIR VALUE        %OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Ecogen Technologies I                          11/16/92-
                                                 1/28/94    $   684,000    $         1                 0.00%
GenoPlex Inc
  Pfd, Series A Shrs                            9/15/97-
                                                 6/25/98        610,521        610,521                 0.10
  Warrants (Warrants to purchase Pfd
   Series A Shrs, Exp 2003)                      6/25/98              0              0                 0.00
Ingenex Inc, Conv Pfd, Series B Shrs             9/27/94        600,000         62,864                 0.01
Instrumentation Metrics, Conv Pfd
  Series C Shrs                                 2/25/98-
                                                 8/31/00      5,934,956      5,934,956                 0.97
InterVentional Technologies, Conv Pfd
  Series F Shrs                                 10/19/92      2,000,000      1,375,000                 0.22
Janus Biomedical, Conv Pfd, Series A Shrs         3/2/94      1,000,000              1                 0.00
Locus Discovery, Pfd, Series C Shrs             11/21/00      4,500,000      4,500,000                 0.73
Masimo Corp, Pfd
  Conv, Series F Shrs                            9/14/99        174,999        174,999                 0.03
  Series C Shrs                                  10/7/98      1,000,000      1,000,000                 0.16
MedClone Trust                                   9/30/97        151,965              0                 0.00
MedClone Inc, Conv Pfd, Series G Shrs          10/21/93-
                                                 7/20/94      1,500,005        113,372                 0.02
NeoThermia Corp, Pfd, Series C Shrs              3/26/01      2,000,001      2,000,001                 0.33
Optimize Inc, Pfd, Series C Shrs                 8/15/00      7,000,000      7,000,000                 1.14
Physiome Sciences, Pfd, Series B Shrs            11/7/97      1,499,999      1,499,999                 0.24
Structural Bioinformatics, Pfd
  Series D Shrs                                  3/24/00      4,000,003      4,000,003                 0.65
Syrrx Inc, Pfd, Series C Shrs                    1/10/01      4,000,003      4,000,003                 0.65
Third Wave Technologies(b)                      7/27/00-
                                                  2/9/01      2,496,489      1,269,135                 0.21
Xenometrix Inc(a)                               7/20/92-
                                                 12/2/94      1,602,925        106,665                 0.02
===========================================================================================================
                                                            $72,002,794    $64,441,637               10.49%
===========================================================================================================

(a)   Fair value represents 90% of the security's publicly traded value.
(b)   Fair value represents 85% of the security's publicly traded value.

INVESTMENT SECURITIES SOLD SHORT

INVESCO GLOBAL HEALTH SCIENCES FUND
OPEN AT APRIL 30, 2001

                                                              CURRENT         UNREALIZED
                                                               MARKET       APPRECIATION
SECURITY                     SHARES        PROCEEDS             VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------
Bausch & Lomb                90,000   $   3,800,655     $   3,843,000       $   (42,345)
Boston Scientific           250,000       3,903,264         3,970,000           (66,736)
CIGNA Corp                   50,000       5,280,413         5,335,000           (54,587)
Coventry Health Care        190,000       3,452,545         3,900,700          (448,155)
Guidant Corp                100,000       4,275,607         4,100,000            175,607
McKesson HBOC                50,000       1,586,547         1,542,000             44,547
Oxford Health Plans         175,000       5,437,166         5,442,500            (5,334)
Trigon Healthcare            90,000       5,056,903         5,418,900          (361,997)
Wellpoint Health Networks    65,000       6,272,601         6,386,250          (113,649)
========================================================================================
                          1,060,000   $  39,065,701     $  39,938,350       $  (872,649)
========================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

INVESCO GLOBAL HEALTH SCIENCES FUND
APRIL 30, 2001
                                                              % OF
                                          COUNTRY       INVESTMENT
COUNTRY                                      CODE       SECURITIES         VALUE
--------------------------------------------------------------------------------
France (not including ADR's)                   FR            0.69% $   4,033,569
Japan (not including ADR's)                    JA             0.20     1,201,817
United States (includes ADR's)                               99.11   582,986,915
================================================================================
                                                           100.00% $ 588,222,301
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO GLOBAL HEALTH SCIENCES FUND
APRIL 30, 2001
UNAUDITED

ASSETS
Investment Securities Held at Value (Cost $595,425,406)(a)               $   588,222,301
Cash                                                                             375,077
Receivables:
  Investment Securities Sold                                                  67,463,419
  Dividends and Interest                                                         321,295
Prepaid Expenses and Other Assets                                                128,107
========================================================================================
TOTAL ASSETS                                                                 656,510,199
========================================================================================
LIABILITIES
Investment Securities Sold Short at Value (Proceeds $39,065,701)              39,938,350
Payable for Investment Securities Purchased                                    1,929,350
Depreciation on Forward Foreign Currency Contracts                                29,494
Accrued Expenses and Other Payables                                              320,083
========================================================================================
TOTAL LIABILITIES                                                             42,217,277
========================================================================================
NET ASSETS AT VALUE                                                      $   614,292,922
========================================================================================
NET ASSETS
Paid-in Capital(b)                                                       $   621,337,954
Accumulated Undistributed Net Investment Loss                                (1,738,201)
Accumulated Undistributed Net Realized Gain on Investment Securities Held,
  Foreign Currency Transactions and Investment Securities Sold Short           3,565,681
Net Depreciation of Investment Securities Held, Foreign Currency
  Transactions and Investment Securities Sold Short                          (8,872,512)
========================================================================================
NET ASSETS AT VALUE                                                      $   614,292,922
========================================================================================
NET ASSET VALUE PER SHARE                                                $         14.53
========================================================================================

(a) Investment securities held at cost and value at April 30, 2001 includes a repurchase agreement of $18,938,000.
(b) The Fund has an unlimited number of authorized shares of common stock, par value of $0.01 per share, of which 42,278,872 were outstanding at April 30, 2001.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO GLOBAL HEALTH SCIENCES FUND
SIX MONTHS ENDED APRIL 30, 2001
UNAUDITED

INVESTMENT INCOME
INCOME
Dividends                                                                $     1,635,844
Dividends from Affiliated Investment Companies                                   193,155
Interest                                                                         804,907
  Foreign Taxes Withheld                                                        (70,499)
========================================================================================
TOTAL INCOME                                                                   2,563,407
========================================================================================
EXPENSES
Investment Advisory Fees                                                       3,410,886
Administrative Services Fees                                                     351,438
Custodian Fees and Expenses                                                       48,710
Interest Expenses                                                                    449
NYSE Listing Fee                                                                  22,020
Professional Fees and Expenses                                                   132,261
Transfer Agent Fees                                                               32,925
Trustees' Fees and Expenses                                                      121,205
Reports to Shareholders                                                          110,678
Other Expenses                                                                     8,684
========================================================================================
  TOTAL EXPENSES                                                               4,239,256
  Fees and Expenses Paid Indirectly                                             (22,747)
========================================================================================
     NET EXPENSES                                                              4,216,509
========================================================================================
NET INVESTMENT LOSS                                                          (1,653,102)
========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities Held                                                  32,647,616
  Investment Securities Sold Short                                             4,669,014
  Foreign Currency Transactions                                              (1,796,772)
========================================================================================
     Total Net Realized Gain                                                  35,519,858
========================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities Held                                               (285,427,736)
  Investment Securities Sold Short                                           (3,044,249)
  Foreign Currency Transactions                                                  863,017
========================================================================================
     Total Net Depreciation                                                (287,608,968)
========================================================================================
NET LOSS ON INVESTMENT SECURITIES HELD, FOREIGN CURRENCY
  TRANSACTIONS AND INVESTMENT SECURITIES SOLD SHORT                        (252,089,110)
========================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                               $ (253,742,212)
========================================================================================
See Notes to Financial Statements

STATEMENT OF CASH FLOWS

INVESCO GLOBAL HEALTH SCIENCES FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2001
UNAUDITED

INCREASE (DECREASE) IN CASH
----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Dividends and Interest Received, Net of Foreign Withholding Taxes        $     2,620,906
Expenses Paid                                                                (4,256,114)
Sales Net of Purchases of Short-Term Portfolio Investments Held             (49,652,380)
Purchases of Long-Term Portfolio Investments Held                          (587,918,191)
Sales of Long-Term Portfolio Investments Held                                694,986,534
Proceeds of Investment Securities Sold Short                                  94,582,274
Purchases of Investment Securities Sold Short                               (79,153,222)
Realized Gain from Class Action                                                  490,213
Realized Loss from Foreign Currency Transactions                                (30,778)
Unrealized Loss From Foreign Currency Transactions                              (23,252)
Payable to Broker                                                              (845,082)
Prepaid Assets                                                                    29,964
========================================================================================
Net Cash Flows From Operating Activities                                      70,830,872
========================================================================================

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Distributions Paid to Shareholders                                          (70,459,055)
========================================================================================
Net Increase in Cash                                                             371,817
Cash at Beginning of Year                                                          3,260
========================================================================================
Cash at End of Year                                                      $       375,077
========================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO NET CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Net Assets from Operations                               $ (253,742,212)
========================================================================================
Decrease in Investments Held                                                 116,413,437
Net Realized Gain                                                           (35,519,858)
Decrease in Appreciation of Investment Securities and
  Foreign Currency Transactions                                              287,608,968
Increase in Receivable for Investment Securities Sold                       (13,723,323)
Decrease in Payable for Investment Securities Purchased                     (43,315,665)
Increase in Depreciation of Foreign Currency Contracts                            23,252
Decrease in Dividends and Interest Receivable                                     57,499
Decrease in Prepaid Expenses and Other Assets                                     29,964
Increase in Accrued Expenses and Other Payables                                   39,605
Increase in Payable for Investment Securities Sold Short                      13,804,287
Decrease in Payable to Broker                                                  (845,082)
========================================================================================
  Total Adjustments                                                          324,573,084
========================================================================================
Net Cash Flows From Operating Activities                                 $    70,830,872
========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

INVESCO GLOBAL HEALTH SCIENCES FUND

                                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                                             APRIL 30                  OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                 2001                        2000
                                                                            UNAUDITED
OPERATIONS
Net Investment Loss                                                  $    (1,653,102)             $   (4,926,861)
Net Realized Gain on Investment Securities Held, Foreign
  Currency Transactions and Investment Securities Sold Short               35,519,858                 170,794,007
Change in Net Appreciation (Depreciation) of Investment Securities
  Held, Foreign Currency Transactions and Investment Securities
     Sold Short                                                         (287,608,968)                 173,930,690
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   (253,742,212)                 339,797,836
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                               0                 (2,654,362)
Net Realized Gain on Investment Securities Held, Foreign Currency
  Transactions and Investment Securities Sold Short                     (134,781,805)                (89,653,448)
=================================================================================================================
TOTAL DISTRIBUTIONS                                                     (134,781,805)                (92,307,810)
=================================================================================================================
FUND SHARE TRANSACTIONS
Reinvestment of Distributions                                              64,322,750                  12,973,985
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (324,201,267)                 260,464,011
NET ASSETS
Beginning of Period                                                       938,494,189                 678,030,178
=================================================================================================================
End of Period (Including Accumulated Undistributed Net
  Investment Loss of ($1,738,201) and ($85,099), respectively)       $    614,292,922             $   938,494,189
=================================================================================================================

FUND SHARE TRANSACTIONS
SHARES ISSUED FROM REINVESTMENT OF DISTRIBUTIONS
  AND NET INCREASE IN FUND SHARES                                           3,573,357                     947,871
=================================================================================================================

See Notes to Financial Statements

INVESCO NOTES TO FINANCIAL STATEMENTS-INVESCO GLOBAL HEALTH SCIENCES FUND, INC. UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Global Health Sciences Fund (the "Fund") was organized as a Massachusetts Business Trust on November 18, 1991 and commenced investment operations on January 24, 1992. The investment objective of the Fund is to seek capital appreciation through investments in the health sciences related business sectors. INVESCO Global Health Sciences Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, closed-end management investment company.

INVESCO Global Health Sciences Fund, pursuant to approval by the shareholders of that Fund of an Agreement and Plan of Reorganization and Termination at the annual meeting held May 8, 2001, will be reorganized into INVESCO Advantage Global Health Sciences Fund - Class A (the "New Fund") effective May 16, 2001, as an open-end management investment company and no longer listed on the New York Stock Exchange.

The New Fund offers Class A, Class B and Class C shares. Each Class of shares is subject to an annual distribution fee of 0.35%, 1.00% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions. The New Fund will be closed to new investors from May 16, 2001 to May 21, 2001.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of trustees.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of trustees. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective mutual fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at a fair value as determined in good faith under procedures established by the Fund's board of trustees. Restricted securities are valued in accordance with procedures established by the Fund's board of trustees.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended April 30, 2001, the Fund invested in INVESCO Treasurer's Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. The Fund has demand registration rights for certain restricted securities held at April 30, 2001, which can be exercised upon the registration of a qualifying public offering by each company in the future. The Fund may incur registration costs associated with these public offerings. There is no assurance such offerings will occur.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

To the extent future capital gains and income are offset by capital loss carryovers, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes 2.5% of net asset value to its shareholders quarterly with an additional year-end distribution depending on the amount of the Fund's yearly net realized capital gains, if not offset by capital loss carryovers. The New Fund will distribute dividends and net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amortized premiums, expired capital loss carryforwards, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

F. SHORT SALES -- The Fund engages in short sales as part of its normal investment activities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of an expected decline in the price of that security. The Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in the price of the security between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. Until the Fund replaces a borrowed security, it will maintain at all times cash or liquid securities or other collateral with a broker or other custodian in an amount equal or higher than the current market value of the security sold short. Short sales are fully collateralized by other securities which are noted in the Statement of Investment Securities. The liability account is valued to reflect the current value of the securities sold short and is presented in the Statement of Assets and Liabilities. Dividend expense on short sales is recorded on the ex-dividend date.

G. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

H. CASH FLOWS -- The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in its Custodian bank account and does not include any short-term investments at April 30, 2001.

I. EXPENSES -- Under an agreement between the Fund and the Fund's custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

Each Class of the New Fund will bear expenses incurred specifically on its behalf and, in addition, each Class will bear a portion of general expenses, based on the relative net assets of each Class.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 1.00% on the first $500 million of ending daily net assets and 0.90% on ending daily net assets in excess of $500 million.

Investment Advisory fees for the New Fund will be accrued daily at the applicable rate and paid monthly. The fee will be based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. For the first twelve months of operation, the investment advisory fee will be charged at the Base Fee of 1.50% with no Fee Adjustment. In future years, the Base Fee will be adjusted, on a monthly basis (i) upward at a rate of 0.20%, on a pro rata basis, for each percentage point that investment performance of the Class A shares of the New Fund exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Health Care Product Index (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point that investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the New Fund (the "Fee Adjustment"). The maximum or minimum Fee Adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to IFG will be 2.50% of average daily net assets and the minimum annual fee will be 0.50% for the New Fund.

A master distribution plan and agreement for each Class of shares of the New Fund pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund will pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund will pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the New Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years.

The New Fund will pay IFG a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee will be paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, the Fund pays IFG a fee based on the annual rate of 0.10% on ending daily net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. The New Fund will pay IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee will be accrued daily and paid monthly.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended April 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

POSITION                                           PURCHASES               SALES
--------------------------------------------------------------------------------
Investment Securities Held                    $  544,602,526      $  708,558,490
Investment Securities Sold Short                  79,153,222          94,582,274

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At April 30, 2001, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $32,474,531 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $46,246,232, resulting in net depreciation of $13,771,701.

The above appreciation and depreciation amounts do not include investment securities sold short.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and trustees are also officers and trustees of IFG.

The Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees.

Pension expenses for the six months ended April 30, 2001, included in Trustees' Fees and Expenses in the Statement of Operations were $33,099. Unfunded accrued pension costs of $69,108 and pension liability of $193,549 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent trustees have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as trustees of the Fund. The deferred amounts may be invested in the shares of the Fund.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the six months ended April 30, 2001, in which the issuer was an affiliate of the Fund, is as follows:

                                                                           REALIZED
                                     PURCHASES         SALES         GAIN (LOSS) ON
                             ---------------------------------------     INVESTMENT        VALUE AT
AFFILIATE                    SHARES       COST    SHARES    PROCEEDS     SECURITIES       4/30/2001
---------------------------------------------------------------------------------------------------
AFx Inc
  Pfd, Series F Shrs             __         __        __          __            __     $  3,000,000
  Warrants
   (Warrants to purchase
   Pfd, Series F Shrs,
   Exp 2001)                     __         __        __          __            __            1,000
Caresoft Inc
  Secured Conv Sub
   Bridge Notes, 8.000%
        7/2/2001            750,000 $  750,000        __          __            __          750,000
  Conv Pfd, Series C Shrs        __         __        __          __            __        2,553,352
  Pfd, Series A Shrs             __         __        __          __            __        3,514,541
  Pfd, Series B Shrs             __         __        __          __            __          515,463
  Warrants (Warrants to
   purchase Pfd, Series A
   Shrs, Exp 2004)               __         __        __          __            __               59
  Warrants (Warrants to
   purchase Pfd, Series C
   Shrs, Exp 2004)               __         __        __          __            __                0
Ecogen Technologies I            __         __        __          __            __                1
Genomica Corp                    __         __        __          __            __       10,580,883
Genomica Corp Warrants
  (Exp 2003)                     __         __        __          __            __           49,087
GenoPlex Inc
  Pfd, Series A Shrs             __         __        __          __            __          610,521
  Warrants (Warrants to
   purchase Pfd, Series A
   Shrs, Exp 2003)               __         __        __          __            __                0
Instrumentation Metrics
  Conv Pfd, Series C Shrs        __         __        __          __            __        5,934,956
Locus Discovery, Pfd
  Series C Shrs           2,000,000  4,500,000        __          __            __        4,500,000
NeoThermia Corp, Pfd
  Series C Shrs           2,439,026  2,000,001        __          __            __        2,000,001
Optimize Inc, Pfd
  Series C Shrs                  __         __        __          __            __        7,000,000

                                                                           REALIZED
                                     PURCHASES         SALES         GAIN (LOSS) ON
                             ---------------------------------------     INVESTMENT        VALUE AT
AFFILIATE                    SHARES       COST    SHARES    PROCEEDS     SECURITIES       4/30/2001
---------------------------------------------------------------------------------------------------
Physiome Sciences, Pfd
  Series B Shrs                  __         __        __          __             __    $  1,499,999
Xenometrix Inc                   __         __        __          __             __         106,665
===================================================================================================
                                                                                       $ 42,616,528
===================================================================================================

Interest income in the amount of $4,029 was received from Caresoft Inc, Bridge Notes, 8.000%, 7/2/2001 during the six months ended April 30, 2001. Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations. No dividend or interest income was received from any other affiliated companies.

NOTE 6 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares of the New Fund will be sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC will be charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC will be charged by Class C shares on redemptions or exchanges held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC will be paid by the redeeming shareholder; it is not an expense of the Fund.

FINANCIAL HIGHLIGHTS

INVESCO GLOBAL HEALTH SCIENCES FUND (For a Fund Share Outstanding Throughout Each Period)

                                       SIX MONTHS
                                            ENDED
                                         APRIL 30                         YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------
                                             2001        2000       1999        1998       1997       1996
                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning
  of Period                             $  24.250   $  17.960  $  21.080   $  21.250  $  22.230  $  18.506
==========================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(a)
Net Investment Loss(b)                    (0.039)     (0.129) (0.024)(c)       0.000    (0.071)    (0.097)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (6.238)       8.827   0.989(c)       3.755      3.564      3.821
==========================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                              (6.277)       8.698      0.965       3.755      3.493      3.724
==========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income                                    0.000       0.070      0.000       0.000      0.000      0.000
Distributions from Capital Gains            3.443       2.338      4.085       3.925      4.473      0.000
==========================================================================================================
TOTAL DISTRIBUTIONS                         3.443       2.408      4.085       3.925      4.473      0.000
==========================================================================================================
Net Asset Value -- End of
  Period                                $  14.530   $  24.250  $  17.960   $  21.080  $  21.250  $  22.230
==========================================================================================================
Share Price -- End of Period            $  13.700   $  19.940  $  16.375   $  19.500  $  17.313  $  17.000
==========================================================================================================

TOTAL RETURN(d)                       (17.44%)(e)      40.75%   4.74%(c)      40.29%     32.98%     15.25%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                        $ 614,293   $ 938,494  $ 678,030   $ 586,263  $ 526,215  $ 455,842
Ratio of Expenses to Average
  Net Assets                          0.60%(e)(f)    1.16%(f)   1.20%(f)    1.21%(f)   1.22%(f)      1.21%
Ratio of Net Investment Loss
  to Average Net Assets                (0.23%)(e)     (0.62%)    (0.13%)     (0.17%)    (0.15%)    (0.44%)
Portfolio Turnover Rate                    88%(e)        196%       129%         87%       145%        91%

(a) The per share information was computed using average shares for the years ended October 31, 2000 and 1999.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Per share data includes an additional 7,601,529 shares attributed to the Rights Offering at June 21, 1999.
(d) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements (which may include custodian fees).

OTHER INFORMATION

INVESCO GLOBAL HEALTH SCIENCES FUND
UNAUDITED

DIVIDENDS AND CAPITAL GAINS DISTRIBUTION HISTORY

                                             NET INVESTMENT        LONG-TERM       SHORT-TERM
                                                     INCOME    CAPITAL GAINS    CAPITAL GAINS
EX-DATE                    PAYABLE DATE         (PER SHARE)      (PER SHARE)      (PER SHARE)
---------------------------------------------------------------------------------------------
December 24, 1992      January 15, 1993             $0.0750               __               __
December 23, 1993      January 14, 1994             $0.2000               __               __
November 29, 1996     December 23, 1996                  __          $3.8925          $0.5802
November 14, 1997     December 19, 1997                  __          $2.8470               __
May 15, 1998               June 3, 1998                  __          $0.5389               __
August 7, 1998          August 25, 1998                  __          $0.5389               __
November 13, 1998     December 18, 1998                  __          $2.2689          $0.3615
February 5, 1999      February 24, 1999                  __          $0.3280          $0.1940
May 7, 1999                May 26, 1999                  __               __          $0.4850
August 6, 1999          August 24, 1999                  __          $0.4030          $0.0442
November 19, 1999     December 17, 1999             $0.0703          $0.8235          $0.0463
February 4, 2000      February 24, 2000                  __          $0.4845               __
May 5, 2000                May 24, 2000                  __          $0.4455               __
August 4, 2000          August 24, 2000                  __          $0.5385               __
November 17, 2000     December 15, 2000                  __          $0.7491          $2.2648
February 9, 2001      February 22, 2001                  __          $0.4287               __


DIVIDEND REINVESTMENT PLAN


Effective February 6, 2001, the Board of Trustees voted to suspend the second quarter payment under the dividend reinvestment plan and on May 8, 2001, the shareholders voted to open-end the Fund. Accordingly, there will be no further payments under the Dividend Reinvestment Plan however, the New Fund may pay annual dividends at or near its new fiscal year-end.

ANNUAL SHAREHOLDER MEETING

The Fund's annual meeting of shareholders was held on May 8, 2001. Shareholders voted to re-elect Mark H. Williamson and Larry Soll, Ph.D. as Trustees. The resulting vote count for these nominees is as follows:

1. Election of two Class B Trustees:

   Mark H. Williamson                          Larry Soll, Ph.D.
        For:                    21,302,916           For:                          21,370,105
        Withheld Authority:      1,972,256           Withheld Authority:           905,068

Shareholders also approved each of seven proposals comprising a comprehensive plan to reorganize the Fund as INVESCO Advantage Global Health Sciences Fund, a newly created series of an existing open-end management investment company, INVESCO Counselor Series Funds, Inc. (the "Reorganization"). Separate votes were taken on each proposal required for the Reorganization, as required by applicable regulation. However, the terms of the Reorganization required that the Reorganization would be implemented only if shareholders approved each and every individual proposal comprising the Reorganization. Each of the seven proposal which comprised the Reorganization were approved as follows:

1. Agreement and Plan of Reorganization

      For:                16,769,678

      Against:             3,869,922

      Abstain:               680,836

      Broker Non-Vote:     1,954,736

2. New Investment Advisory Agreement between INVESCO and the New Fund Resulting from the Reorganization

      For:                16,709,841

      Against:             3,866,827

      Abstain:               743,769

      Broker Non-Vote:     1,954,735

3. Fundamental Investment Restriction Relating to Borrowing

      For:                16,699,687

      Against:             3,865,779

      Abstain:               754,969

      Broker Non-Vote:     1,954,738

4. Fundamental Investment Restriction Relating to Issuer Diversification

      For:                16,778,727

      Against:             3,792,963

      Abstain:               748,745

      Broker Non-Vote:     1,954,738

5. Fundamental Investment Restriction Relating to Lending

      For:                16,756,909

      Against:             3,803,700

      Abstain:               759,828

      Broker Non-Vote:     1,954,735

6. Conforming Language of Fundamental Investment Policies

      For:                16,794,397

      Against:             3,737,890

      Abstain:               788,150

      Broker Non-Vote:     1,954,735

7. Fundamental Investment Restriction Relating to Master-Feeder Structure

      For:                16,696,888

      Against:             3,791,180

      Abstain:               832,368

      Broker Non-Vote:     1,954,736

As a result of shareholder approval of the preceding proposals, the Reorganization was implemented. At the close of business May 15, 2001 the Fund became INVESCO Advantage Global Health Sciences Fund.

MISCELLANEOUS

Thomas R. Wald, vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Mr. Wald holds an M.B.A. from Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.






SINT 9146  6/01